Deferred Income	12 Months Ended
Oct. 31, 2021
Deferred Income [Abstract]
DEFERRED INCOME

NOTE 11 – DEFERRED INCOME

Deferred income comprised of the following government grants which have not yet been earned:

	October 31, 2021	October 31, 2020
Subsidy for the maintenance and repair of the office	341,580	-
Rent subsidy for office	922,260	-
Total	1,263,840	-